Income Taxes (Details Narrative) - JPY (¥)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense
Net operating loss carryforwards	¥ 1,224,905,000	¥ 675,207,000
Operating loss carryforwards limitations on use	expire between 2033 to 2036	expire between 2033 to 2036
Increase or decrease uncertain tax positions	¥ 0	¥ 0	0
JAPAN
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense	¥ (1,489,414,000)	¥ (534,685,000)	¥ (661,966,000)
Income taxes statutory rate	31.52%	30.62%	30.62%